RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	3 Months Ended
Mar. 31, 2026
Schedule of compensation costs for key management personnel
	Three months ended March 31,
	2026	2025
Salaries, benefits, and consulting fees	$412	$576
Share-based payments	740	288
	$1,152	$864

Schedule of amounts due to/from related parties
	March 31, 2026	December 31, 2025
Oniva International Services Corp.	$97	$98
Silver Wolf Exploration Ltd.	(243)	(239)
	$(146)	$(141)

Schedule of other related party transactions
	Three months ended March 31,
	2026	2025
Salaries and benefits	$540	$311
Office and miscellaneous	240	134
	$780	$445